Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LORD ABBETT INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Sep. 26, 2011
Lord Abbett High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2],[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.98%	[3]
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	767
10 Years	rr_ExpenseExampleYear10	1,431
1 Year	rr_ExpenseExampleNoRedemptionYear01	323
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	767
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,431
Annual Return 2001	rr_AnnualReturn2001	5.36%
Annual Return 2002	rr_AnnualReturn2002	(0.10%)
Annual Return 2003	rr_AnnualReturn2003	21.59%
Annual Return 2004	rr_AnnualReturn2004	10.42%
Annual Return 2005	rr_AnnualReturn2005	1.15%
Annual Return 2006	rr_AnnualReturn2006	9.94%
Annual Return 2007	rr_AnnualReturn2007	2.43%
Annual Return 2008	rr_AnnualReturn2008	(23.42%)
Annual Return 2009	rr_AnnualReturn2009	50.51%
Annual Return 2010	rr_AnnualReturn2010	14.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	7.72%
10 Years	rr_AverageAnnualReturnYear10	7.56%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett High Yield Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett High Yield Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett High Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.78%	[3]
1 Year	rr_ExpenseExampleYear01	681
3 Years	rr_ExpenseExampleYear03	867
5 Years	rr_ExpenseExampleYear05	1,177
10 Years	rr_ExpenseExampleYear10	1,914
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	567
5 Years	rr_ExpenseExampleNoRedemptionYear05	977
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	7.31%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.91%	[2],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.69%	[3]
1 Year	rr_ExpenseExampleYear01	272
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	931
10 Years	rr_ExpenseExampleYear10	2,028
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	931
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,028
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	7.08%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett High Yield Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.88%	[3]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	501
10 Years	rr_ExpenseExampleYear10	1,117
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	501
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,117
1 Year	rr_AverageAnnualReturnYear01	14.40%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	8.57%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Lord Abbett High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	0.78%	[3]
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	447
10 Years	rr_ExpenseExampleYear10	999
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	256
5 Years	rr_ExpenseExampleNoRedemptionYear05	447
10 Years	rr_ExpenseExampleNoRedemptionYear10	999
1 Year	rr_AverageAnnualReturnYear01	14.53%
5 Years	rr_AverageAnnualReturnYear05	8.52%
10 Years	rr_AverageAnnualReturnYear10	8.14%
Life of Class	rr_AverageAnnualReturnSinceInception
Lord Abbett High Yield Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.23%	[3]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	689
10 Years	rr_ExpenseExampleYear10	1,520
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	689
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,520
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	8.03%
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2002
Lord Abbett High Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.38%	[3]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	768
10 Years	rr_ExpenseExampleYear10	1,688
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	768
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,688
1 Year	rr_AverageAnnualReturnYear01	13.86%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Lord Abbett High Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Management Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses After Management Fee Waiver	rr_NetExpensesOverAssets	1.28%	[3]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,576
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	412
5 Years	rr_ExpenseExampleNoRedemptionYear05	715
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,576
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	8.33%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Lord Abbett High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 187 of the Fund's prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" on page 75 of the Fund's statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 25, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87.78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.78%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been updated from fiscal year amount to reflect current fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares, and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in lower-rated debt securities, including corporate debt securities and convertible securities. The Fund may invest up to 20% of its net assets in foreign securities that primarily are traded outside of the U.S. In addition, the Fund may invest up to 20% of its net assets in municipal securities. The Fund also may invest in senior loans, including bridge loans, novations, assignments, and participations.

In addition, the Fund may invest in derivative instruments, including options, futures contracts, forward contracts and swap agreements. The Fund may use such instruments in order to seek to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the derivative instrument is based.

The Fund seeks to achieve high total return through an actively managed, diversified portfolio of investments. The Fund seeks to purchase lower-rated securities with unusual values that the Fund believes present the potential for higher return.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund primarily invests in lower rated debt securities, which may be more volatile and may decline more in price in response to negative issuer developments, general economic conditions, and market movements than higher rated securities. In addition to the risks of overall market movements and risks that are specific to an individual security, the following is a summary of certain risks that could adversely affect the Fund's performance or increase volatility:

•

Portfolio Management Risk: If the strategies used and securities selected by the Fund's portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

•

High-Yield Securities Risk: High-yield bonds typically pay a higher yield than higher-rated bonds, but may have greater price fluctuations and have a higher risk of default than higher-rated bonds. High-yield bonds may be subject to greater credit and liquidity risks than higher-rated bonds, which may make high-yield bonds more difficult to sell at a reasonable price, especially during periods of increased market volatility or significant market decline. Some issuers of high-yield bonds may be more likely to default as to principal and interest payments after the Fund purchases their securities. High-yield bonds are considered predominantly speculative by traditional investment standards. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil.

•

Issuer or Credit Risk: The issuer of a debt security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the Fund's high yield debt securities, which have lower credit ratings.

•

Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates.

•

Liquidity Risk: There may be few available buyers or sellers for a security, preventing the Fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations. The market for high-yield bonds generally is less liquid than the market for higher-rated securities.

•

Convertible and Other Equity-Related Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

•

Municipal Securities Risk: Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices. In addition, the Fund's performance may be affected by local, state, and regional factors depending on the states in which the Fund's investments are issued.

•

Mortgage-Related Securities Risk: Mortgage-related securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund's overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•

Foreign Company Risk: The Fund's investment exposure to foreign companies (and American Depositary Receipts ("ADRs")) generally is subject to the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards. The Fund may invest in securities of issuers whose economic fortunes are linked to non-U.S. markets, but which principally are traded on a U.S. securities market or exchange. To the extent that the Fund invests in this manner, the percent of the Fund's assets that is exposed to the risks associated with foreign companies may be greater than the percentage of the Fund's assets that is invested in foreign securities that principally are traded outside of the U.S.

•

Senior Loan Risk: The Fund's investments in floating or adjustable rate senior loans are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities, or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.

•

Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Funds – Principal Risks" section in this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart (per calendar year) — Class A Shares*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter 2nd Q '09 +17.32%	Worst Quarter 4th Q '08 -15.68%

*	The year-to-date return for Class A shares as of June 30, 2011 was +4.93%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to a broad-based securities market index. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 2.25%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Lord Abbett High Yield Fund | BofA Merrill Lynch High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes) 12/31/2002
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.07%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	8.75%
Life of Class	rr_AverageAnnualReturnSinceInception	10.52%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2002
Lord Abbett High Yield Fund | BofA Merrill Lynch High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes) 9/28/2007
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.07%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	8.75%
Life of Class	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date for Performance	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007

[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	This amount has been updated from fiscal year amount to reflect current fees and expenses.
[3]	For the period September 26, 2011 through September 25, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.78%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.
[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.